Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 22, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,094	$ 41,468	$ 19,120
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,500	23,000	7,600
Unrecognized compensation expenses	$ 6,400
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 5 months 16 days
Total intrinsic value of share options exercised	$ 33,200	$ 11,100	$ 15,200
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Performance-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Performance-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Two or four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Service-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Service-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Two or four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Five equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				41,500,000
Plan expiration date	Oct. 19, 2020
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years